Note 2 - Principles Of Consolidation, Acounting policies and measurement bases applied and recent IFRS pronouncements - Description Of Expected Impact Of Initial Applications (Details)	6 Months Ended
Jun. 30, 2018
IFRS 9 Member [Member] | Before june 30, 2018 Member [Member]
Expected Impact Of Initial Application Of New Standards Or Interpretations Line Items
Title Of New IFRS	IFRS 9 - “Financial instruments”
Nature Of Impending Change In Accounting Policy	IFRS 9 replaced IAS 39 for financial statements from January 1, 2018 onwards and includes new classification and measurement requirements for financial assets and liabilities, impairment requirements for financial assets and hedge accounting policy.
Discussion Of Impact That Initial Application Of IFRS Is Expected To Have On Financial Statements	The main requirements of IFRS 9 are: Classification and measurement of financial instruments Financial assets IFRS 9 has a new approach to classification and measurement of financial assets which is a mirror of the business model used for asset management purposes and its cash flow characteristics. IFRS 9 contains three main categories for financial assets classification: valued at amortized cost, valued at fair value with changes in other accumulated comprehensive income, and valued at fair value through profit or loss. The standard eliminates the existing IAS 39 categories of held-to-maturity investments, loans and receivables, and available-for-sale financial assets. The classification of financial instruments measured at amortized cost or fair value must be carried out on the basis of the entity's business model and the assessment of the contractual cash flow, commonly known as the "solely payments of principle and interest" criterion (hereinafter, the SPPI). The purpose of the SPPI test is to determine whether in accordance with the contractual characteristics of the instrument its cash flows only represent the return of the principal and interest, basically understood as consideration for the time value of money and the debtor's credit risk. A financial instrument will be classified in the amortized cost portfolio when it is managed with a business model whose purpose is to maintain the financial assets to receive contractual cash flows, and passes the SPPI test. They will be classified in the portfolio of financial assets at fair value with changes in other comprehensive income if they are managed with a business model whose purpose combines collection of the contractual cash flows and sale of the assets, and meets the SPPI test. They will be classified at fair value with changes in profit and loss provided that the entity's business model for their management or the contractual characteristics of its cash flows do not require classification into one of the portfolios described above. The Group has reviewed the existing business models in the geographic areas where it operates to establish classification in accordance with IFRS 9, taking into account the special characteristics of the local structures and organizations, as well as the type of products. The Group has defined criteria to determine the acceptable frequency and reasons for sales so that the instrument can remain in the category of held to collect contractual cash flows. Regardless of the frequency and importance of the sales, some types of sales are not incompatible with the category of held to collect contractual flows: sales due to reduction in credit quality; sales close to the maturity of transactions so that variations in market prices will not have a significant effect on the cash flows of the financial asset; sales in response to a change in regulations or in taxation; sales in response to an internal restructuring or significant business combination; sales derived from the execution of a liquidity crisis plan when the crisis event is not reasonably foreseeable. The Group has segmented the portfolio of instruments for carrying out the SPPI test by differentiating products with standard contracts (all the instruments have identical contractual characteristics and are broadly used), for which the Group has carried out the SPPI test by reviewing the standard framework contract. For those products with similar, but not identical characteristics, compliance has been assessed through a sampling exercise of contracts. All the financial instruments with specific contractual characteristics have been analyzed individually. As a result of the analyses carried out on both the business model and the contractual characteristics, certain accounting reclassifications have resulted affecting both financial assets and, as the case may be, financial liabilities related to those assets. In general, there is a greater volume of assets valued at fair value with changes in the income statement and the valuation method of some instruments has also been changed according to the one that best reflects the business model to which they belong. Changes in the valuation model to avoid exceeding the criterion of solely payment of principal and interest are not significant. As of December 31, 2017, the Group had certain investments in asset instruments classified as available-for-sale which, in accordance with IFRS 9, the Group has designated as financial assets at fair value through changes in accumulated other comprehensive income. As a result, all the gains and losses at fair value of these instruments are now reported in other cumulative comprehensive income. Impairment losses would not be recognized to profit and loss, and gains or losses would not be reclassified to the income statement in the case of divestment. The remaining investments held by the Group as of December 31, 2017 in equity instruments classified as available-for-sale are now accounted for as fair value through changes in profit or loss. Financial liabilities IFRS 9 largely maintains the requirements under IAS 39 for classifying financial liabilities. Thus, save for the above mentioned changes derived from the business model allocation of assets associated with them, the classification of financial liabilities in accordance with IAS 39 has not been changed. However, a new aspect introduced by IFRS 9 is the recognition of changes in the fair value of the financial liabilities to which the fair value option is applied. In this case, the changes in the fair value attributable to the credit risk itself are recognized as other comprehensive income, while the rest of the variation is recognized in the income statement. In any case, the variation of credit risk itself may be recognized in the income statement if the treatment described above generates accounting asymmetry. Financial assets impairments IFRS 9 replaced the "incurred loss" model in IAS 39 with one of "expected credit loss". The IFRS 9 impairment model is applied to financial assets valued at amortized cost and to financial assets valued at fair value with changes in accumulated other comprehensive income, except for investments in equity instruments; and contracts for financial guarantees and loan commitments unilaterally revocable by BBVA. Likewise, all the financial instruments valued at fair value with change through profit and loss are excluded from the impairment model. The new standard classifies financial instruments into three categories, which depend on the evolution of their credit risk from the moment of initial recognition. The first category includes the transactions when they are initially recognized (Stage 1); the second comprises the operations for which a significant increase in credit risk has been identified since its initial recognition (Stage 2) and the third one, the impaired operations (Stage 3). The calculation of the provisions for credit risk in each of these three categories must be done differently. In this way, expected loss up to 12 months for the operations classified in the first of the aforementioned categories must be recorded, while expected losses estimated for the remaining life of the operations classified in the other two categories must be recorded. Thus, IFRS 9 differentiates between the following concepts of expected loss: Expected loss at 12 months: expected credit loss that arises from possible default events within 12 months following the presentation date of the financial statements; and Expected loss during the life of the transaction: this is the expected credit loss that arises from all possible default events over the remaining life of the financial instrument. All this requires considerable judgment, both in the modeling for the estimation of the expected losses and in the forecasts, on how the economic factors affect such losses, which must be carried out on a weighted probability basis. The BBVA Group has applied the following definitions in accordance with IFRS 9: Default BBVA has applied a definition of default for financial instruments that is consistent with that used in internal credit risk management, as well as the indicators under applicable regulation at the date of entry into force of IFRS 9. Both qualitative and quantitative indicators have been considered. The Group has considered there is a default when one of the following situations occurs: payment past-due for more than 90 days; or there are reasonable doubts regarding the full reimbursement of the instrument. In accordance with IFRS 9, the 90-day past-due stipulation may be waived in cases where the entity considers it appropriate, based on reasonable and documented information that it is appropriate to use a longer term. As of June 30, 2018, the Group has not used terms greater than 90 days for any of the significant portfolios. Credit impaired asset An asset is credit-impaired according to IFRS 9 if one or more events have occurred and they have a detrimental impact on the estimated future cash flows of the asset. Evidence that a financial asset is credit-impaired includes observable data about the following events: significant financial difficulty of the issuer or the borrower, a breach of contract (e.g. a default or past due event), a lender having granted a concession to the borrower – for economic or contractual reasons relating to the borrower’s financial difficulty – that the lender would not otherwise consider, it becoming probable that the borrower will enter bankruptcy or other financial reorganization, the disappearance of an active market for that financial asset because of financial difficulties, or the purchase or origination of a financial asset at a deep discount that reflects the incurred credit losses. It may not be possible to identify a single discrete event. Instead, the combined effect of several events may cause financial assets to become credit-impaired. The definition of impaired financial assets in the Group is aligned with the definition of default explained in the above paragraphs. Significant increase in credit risk The objective of the impairment requirements is to recognize lifetime expected credit losses for financial instruments for which there have been significant increases in credit risk since initial recognition considering all reasonable and supportable information, including that which is forward-looking. The model developed by the Group for assessing the significant increase in credit risk has a two-prong approach that is applied globally, although the specific characteristics of each geographic area are respected: Quantitative criterion: the Group uses a quantitative analysis based on comparing the current expected probability of default over the life of the transaction with the original adjusted expected probability of default, so that both values are comparable in terms of expected default probability for their residual life. The thresholds used for considering a significant increase in risk take into account special cases according to geographic areas and portfolios. Depending on how old current operations are, at the time of entry into force of the standard, some simplification has been made to compare the probabilities of default between the current and the original moment, based on the best information available at that moment. Qualitative criterion: most indicators for detecting significant risk increase are included in the Group's systems through rating/scoring systems or macroeconomic scenarios, so quantitative analysis covers the majority of circumstances. The Group will use additional qualitative criteria when it considers it necessary to include circumstances that are not reflected in the rating/score systems or macroeconomic scenarios used. Additionally, instruments under one of the following circumstances are considered Stage 2: More than 30 days past due: Default of more than 30 days is a presumption that can be rebutted in those cases in which the entity considers, based on reasonable and documented information, that such non-payment does not represent a significant increase in risk. As of June 30, 2018, the Group has not used a term longer than 30 days for any of the significant portfolios. Watch list: They are subject to special watch by the Risks units because they show negative signs in their credit quality, even though there may be no objective evidence of impairment. Refinance or restructuring that does not show evidence of impairment. Although the standard introduces a series of operational simplifications or practical solutions for analyzing the increase in significant risk, the Group does not expect to use them as a general rule. However, for high-quality assets, mainly related to certain government institutions and bodies, the standard allows for considering that their credit risk has not increased significantly because they have a low credit risk at the presentation date. Thus the classification of financial instruments subject to impairment under the new IFRS 9 is as follows: Stage 1– without significant increase in credit risk Financial assets which are not considered to have significantly increased in credit risk have loss allowances measured at an amount equal to 12 months expected credit losses. Stage 2– significant increase in credit risk When the credit risk of a financial asset has increased significantly since the initial recognition, the impairment losses of that financial instrument is calculated as the expected credit loss during the entire life of the asset. Stage 3 - Impaired When there is objective evidence that the instrument is credit impaired, the financial asset is transferred to this category in which the provision for losses of that financial instrument is calculated as the expected credit loss during the entire life of the asset. Method for calculating expected loss In accordance with IFRS 9, the measurement of expected losses must reflect: A considered and unbiased amount, determined by evaluating a range of possible results. The time value of money. Reasonable and supportable information that is available without undue cost or effort and that reflects current conditions and forecasts of future economic conditions. The Group measures the expected losses both individually and collectively. The purpose of the Group's individual measurement is to estimate expected losses for significant impaired instruments, or instruments classified in Stage 2. In these cases, the amount of credit losses is calculated as the difference between expected discounted cash flows at the effective interest rate of the transaction and the carrying amount of the instrument. For the collective measurement of expected losses, the instruments are grouped into groups of assets based on their risk characteristics. Exposure within each group is segmented according to the common credit risk characteristics, similar characteristics of the credit risk, indicative of the payment capacity of the borrower in accordance with their contractual conditions. These risk characteristics have to be relevant in estimating the future flows of each group. The characteristics of credit risk may consider, among others, the following factors: Type of instrument. Rating or scoring tools. Credit risk scoring or rating. Type of collateral. Amount of time at default for stage 3. Segment. Qualitative criteria which can have a significant increase in risk. Collateral value if it has an impact on the probability of a default event. The estimated losses are derived from the following parameters: PD: estimate of the probability of default in each period. EAD: estimate of the exposure in case of default at each future period, taking into account the changes in exposure after the presentation date of the financial statements. LGD: estimate of the loss in case of default, calculated as the difference between the contractual cash flows and receivables, including guarantees. In the case of debt securities, the Group supervises the changes in credit risk through monitoring the external published credit ratings. To determine whether there is a significant increase in credit risk that is not reflected in the published ratings, the Group has also revised the changes in bond yields, and when they are available, the prices of CDS, together with the news and regulatory information available on the issuers. Use of present, past and future information IFRS 9 requires incorporation of present, past and future information to detect any significant increase in risk and measure expected loss. The standard does not require identification of all possible scenarios for measuring expected loss. However, the probability of a loss event occurring and the probability it will not occur will also have to be considered, even though the possibility of a loss may be very small. Also, when there is no linear relation between the different future economic scenarios and their associated expected losses, more than one future economic scenario must be used for the measurement. The approach used by the Group consists of using first the most probable scenario (baseline scenario) consistent with that used in the Group's internal management processes, and then applying an additional adjustment, calculated by considering the weighted average of expected losses in other economic scenarios (one more positive and the other more negative). The main macroeconomic variables that are valued in each of the scenarios for each of the geographies in which the Group operates are Gross Domestic Product (GDP), tax rates, unemployment rate and loan to value (LTV). Hedge accounting IFRS 9 also affects hedge accounting, because the focus of the IFRS 9 is different from that of IAS 39, as it tries to align the accounting requirements with economic risk management. IFRS 9 also permit the application of hedge accounting to a wider range of risks and hedging instruments. The Standard does not address the accounting for macro hedging strategies. To avoid any conflict between the macro hedge accounting under IAS 39 and the general hedge accounting requirements, IFRS 9 provides an accounting policy election for entities to continue applying hedge accounting under IAS 39. Macro-hedges accounting is being developed as a separate project. Entities have the option to continue applying the hedge accounting as established by IAS39 until the project is completed. The Group has elected to continue applying IAS 39 to its hedge accounting.
Amended IFRS 7 Member [Member] | Before june 30, 2018 Member [Member]
Expected Impact Of Initial Application Of New Standards Or Interpretations Line Items
Title Of New IFRS	Amended IFRS 7 - “Financial instruments: Disclosures”
Discussion Of Impact That Initial Application Of IFRS Is Expected To Have On Financial Statements	The IASB modified IFRS 7 in December 2011 to include new disclosures on financial instruments that entities will have to provide as soon as they apply IFRS 9 for the first time.
IFRS 15 Member [Member] | Before june 30, 2018 Member [Member]
Expected Impact Of Initial Application Of New Standards Or Interpretations Line Items
Title Of New IFRS	IFRS 15 - “Revenue from contracts with customers”
Nature Of Impending Change In Accounting Policy	IFRS 15 contains the principles that an entity shall apply to account for revenue and cash flows arising from a contract with a customer. The core principle of IFRS 15 is that a company should recognize revenue to depict the transfer of promised goods or services to the customer in an amount that reflects the consideration to which the company expects to be entitled in exchange for those goods or services, in accordance with contractual agreements (either over time or at a certain time). It is considered that the good or service is transferred when the customer obtains control over it. The new Standard replaces IAS 18 – Revenue, IAS 11 - Construction Contracts, IFRIC 13 - Customer Loyalty Programmes, IFRIC 15 - Agreements for the Construction of Real Estate, IFRIC 18 - Transfers of Assets from Customers and SIC 31 – Revenue-Transactions Involving Advertising Services.
Discussion Of Impact That Initial Application Of IFRS Is Expected To Have On Financial Statements	This standard has not had a significant impact on the Group's Consolidated Financial Statements.
Amended IFRS 10 Member [Member] | After june 30, 2018 Member [Member]
Expected Impact Of Initial Application Of New Standards Or Interpretations Line Items
Title Of New IFRS	Amended IFRS 10 – “Consolidated financial statements” and IAS 28 amended
Nature Of Impending Change In Accounting Policy	These changes will be applicable to accounting periods beginning on the effective date, still to be determined, although early adoption is allowed.
IFRS 16 Member [Member] | After june 30, 2018 Member [Member]
Expected Impact Of Initial Application Of New Standards Or Interpretations Line Items
Title Of New IFRS	IFRS 16 – “Leases”
Nature Of Impending Change In Accounting Policy	The standard will be applied to the accounting years starting on or after January 1, 2019.
IFRS 2 Member [Member] | Before june 30, 2018 Member [Member]
Expected Impact Of Initial Application Of New Standards Or Interpretations Line Items
Title Of New IFRS	IFRS 2 – “Classification and Measurement of Share-based Payment Transactions”
Nature Of Impending Change In Accounting Policy	The amendments made to IFRS 2 provide requirements on three different aspects: When measuring the fair value of a cash-settled share-based payment vesting conditions, other than market conditions, the conditions for the irrevocability shall be taken into account by adjusting the number of awards included in the measurement of the liability arising from the transaction. A transaction in which an entity settles a share-base payment arrangement net by withholding a specified portion of the equity instruments to meet a statutory tax withholding obligation will be classified as equity settled in its entirety if, without the net settlement feature, the entire share-based payment would otherwise be classified as equity-settled. In case of modification of a share-based payment from cash-settled to equity-settled, the modification will be accounted for derecognizing the original liability and recognizing in equity the fair value of the equity instruments granted to the extent that services have been rendered up to the modification date; any difference will be recognized immediately in profit or loss.
Discussion Of Impact That Initial Application Of IFRS Is Expected To Have On Financial Statements	This standard has not had a significant impact on the Group's Consolidated Financial Statements.
Amended IFRS 4 Member [Member] | Before june 30, 2018 Member [Member]
Expected Impact Of Initial Application Of New Standards Or Interpretations Line Items
Title Of New IFRS	Amended IFRS 4 “Insurance Contracts”
Nature Of Impending Change In Accounting Policy	The amendments made to IFRS 4 address the temporary accounting consequences of the different effective dates of IFRS 9 and the forthcoming insurance contracts standard, by introducing two optional solutions: The deferral approach or temporary exemption, that gives entities whose predominant activities are connected with insurance the option to defer the application of IFRS 9 and continue applying IAS 39 until 2021. The overlay approach, that gives all issuers of insurance contracts the option to recognize in other comprehensive income, rather than profit or loss, the additional accounting volatility that may arise from applying IFRS 9 compared to applying IAS 39 before applying the forthcoming insurance contracts standard.
Discussion Of Impact That Initial Application Of IFRS Is Expected To Have On Financial Statements	This standard has not had a significant impact on the Group's Consolidated Financial Statements.
Small Modification IIFRS 1 / IFRS 28 Member [Member] | Before june 30, 2018 Member [Member]
Expected Impact Of Initial Application Of New Standards Or Interpretations Line Items
Title Of New IFRS	Annual improvements cycle to IFRSs 2014-2016 – Minor amendments to IFRS 1 and IAS 28
Nature Of Impending Change In Accounting Policy	The annual improvements cycle to IFRSs 2014-2016 includes minor changes and clarifications to IFRS 1- First-time Adoption of International Financial Reporting Standards and IAS 28 – Investments in Associates and Joint Ventures, which should be applied to the accounting periods beginning on or after January 1, 2018, although early application was permitted for modifications to IAS 28.
Discussion Of Impact That Initial Application Of IFRS Is Expected To Have On Financial Statements	This standard has not had a significant impact on the Group's Consolidated Financial Statements.
IFRIC 22 Member [Member] | Before june 30, 2018 Member [Member]
Expected Impact Of Initial Application Of New Standards Or Interpretations Line Items
Title Of New IFRS	IFRIC 22- Foreign Currency Transactions and Advance Consideration
Nature Of Impending Change In Accounting Policy	The Interpretation addresses how to determine the date of the transaction, and thus, the exchange rate to use to translate the related asset, expense or income on initial recognition, in circumstances in which a non-monetary prepayment asset or a non-monetary deferred income liability arising from the payment or receipt of advance consideration is recognized in advance of the related asset, income or expense. It requires that the date of the transaction will be the date on which an entity initially recognizes the non-monetary asset or non-monetary liability. If there are multiple payments or receipts in advance, the entity shall determine a date of the transaction for each payment or receipt of advance consideration.
Discussion Of Impact That Initial Application Of IFRS Is Expected To Have On Financial Statements	This standard has not had a significant impact on the Group's consolidated financial statements.
Amended NIC 40 Member [Member] | Before june 30, 2018 Member [Member]
Expected Impact Of Initial Application Of New Standards Or Interpretations Line Items
Title Of New IFRS	Amended IAS 40 – Investment Property
Nature Of Impending Change In Accounting Policy	The amendment states that an entity shall transfer a property to, or from, investment property when, and only when, there is evidence of a change in use. A change in use occurs when the property meets, or ceases to meet, the definition of investment property.
Discussion Of Impact That Initial Application Of IFRS Is Expected To Have On Financial Statements	This standard has not had a significant impact on the Group's financial statements.
IFRS 17 Member [Member] | After june 30, 2018 Member [Member]
Expected Impact Of Initial Application Of New Standards Or Interpretations Line Items
Title Of New IFRS	IFRS 17 – Insurance Contracts
Nature Of Impending Change In Accounting Policy	This Standard will be applied to the accounting years starting on or after January 1, 2021.
IFRIC 23 Member [Member] | After june 30, 2018 Member [Member]
Expected Impact Of Initial Application Of New Standards Or Interpretations Line Items
Title Of New IFRS	IFRIC 23 - Uncertainty over Income Tax Treatments
Nature Of Impending Change In Accounting Policy	The interpretation will be applied to the accounting periods beginning on or after January 1, 2019.
Amended IFRS 9 Member [Member] | Before june 30, 2018 Member [Member]
Expected Impact Of Initial Application Of New Standards Or Interpretations Line Items
Title Of New IFRS	Amended IFRS 9 – Prepayment Features with Negative Compensation
Discussion Of Impact That Initial Application Of IFRS Is Expected To Have On Financial Statements	The amendments to IFRS 9 allow entities to measure particular prepayable financial assets with negative compensation at amortized cost or at fair value through other comprehensive income if a specified condition is met, instead of at fair value through profit or loss. The condition is that the financial asset would otherwise meet the criteria of having contractual cash flows that are solely payments of principal and interest but do not meet that condition only as a result of that prepayment feature. The amendments should be applied to the accounting periods beginning on or after January 1, 2019, although early application is permitted. The Group has applied this amendment to the accounting period beginning on January 1, 2018 and it has not had a significant impact on the Group´s financial statements.
Amended IAS 28 Member [Member] | After june 30, 2018 Member [Member]
Expected Impact Of Initial Application Of New Standards Or Interpretations Line Items
Title Of New IFRS	Amended IAS 28 – Long-term Interests in Associates and Joint Ventures
Nature Of Impending Change In Accounting Policy	The amendments will be applied to the accounting periods beginning on or after January 1, 2019.
Amended NIC 19 [Member] | After june 30, 2018 Member [Member]
Expected Impact Of Initial Application Of New Standards Or Interpretations Line Items
Title Of New IFRS	Amended IAS 19 – Plan Amendment, Curtailment or Settlement
Nature Of Impending Change In Accounting Policy	The amendments will be applied to the accounting periods beginning on or after January 1, 2019.